Note 20 - Stock-based Compensation - Schedule of Assumptions Used In Calculating the Fair Value of Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted-average fair value of options granted (in dollars per share)	$ 4.83	$ 7.77	$ 7.87
Average dividend yield	2.93%	2.26%	2.18%
Expected volatility	40.00%	40.00%	40.00%
Rick-free interest rate	0.49%	1.93%	2.81%
Expected term (years) (Year)	7 years	7 years	7 years
Granted (in shares)	63,858	33,853	31,267
Exercise Price (in dollars per share)	$ 16.77	$ 22.97	$ 23.30